Condensed Consolidated Statements of Operations - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Income Statement [Abstract]
Revenue	$ 115,091	$ 448,343
Cost of revenue	(1,494,328)	(177,577)
Gross Profit (Loss)	(1,379,237)	270,766
OPERATING EXPENSES
General and administrative expenses	(1,511,333)	(1,346,525)
Research and development expenses		(108,800)
Related party salary and wages	(333,337)	(184,768)
Total Operating Expenses	(1,844,670)	(1,640,093)
Loss From Operations	(3,223,907)	(1,369,327)
OTHER INCOME (EXPENSES)
Rent income	1,920
Interest expense	(156,822)	(255,512)
Interest income	7	166,352
Preferred shares dividend expense	(25,835)
Gain (Loss) from change in fair value	64,584	(64,584)
Loss from lease termination	(3,251)
Loss from prepaid convertible note	(232,797)
Loss from warrant termination	(12,343)
Loss from warrant exercise	(75,000)
Total Other Expenses	(439,537)	(153,744)
Loss Before Income Tax Provision	(3,663,444)	(1,523,071)
Income tax benefit	55,347
NET LOSS	$ (3,608,097)	$ (1,523,071)
NET LOSS PER SHARE: BASIC	$ (0.02)	$ (0.21)
NET LOSS PER SHARE: DILUTED	$ (0.02)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC	194,571,251	7,186,259
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: DILUTED	194,571,251	81,964,690